Share-based plans	9 Months Ended
Sep. 30, 2022
Share-based plans
Share-based plans

10.    Share-based plans

The FMC AG & Co. KGaA Long-Term Incentive Plan 2019 (“LTIP 2019”) expired on December 31, 2021. In order to continue to enable the members of the management boards of affiliated companies and managerial staff members to adequately participate in the long-term, sustained success of the Company, the Management Board has approved and adopted the FMC AG & Co. KGaA Long-Term Incentive Plan 2022+ (“LTIP 2022+”) as a successor program effective January 1, 2022.

The LTIP 2022+ is a variable compensation program with a long-term incentive effect. Plan participants of the LTIP 2022+ can be allocated so-called "performance shares" once or twice a year. Performance shares are non-equity, cash-settled virtual compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets further defined below as well as the Company’s share price development.

For LTIP 2022+ participants, the respective grant value is determined by the Management Board. In order to determine the number of performance shares each plan participant receives, their respective grant value will be divided by the value per performance share at the time of the allocation which is determined based on the average share price of the Company over a period of thirty calendar days prior to the respective allocation date. For allocations in fiscal year 2022, the number of allocated performance shares may change over the performance period of three years, depending on the level of achievement of the following: (i) revenue growth at constant currency (“Revenue Growth”), (ii) net income growth at constant currency (net income attributable to the shareholders of FMC AG & Co. KGaA) (“Net Income Growth”) and (iii) return on invested capital (“ROIC”).

Revenue, net income and ROIC are determined according to the Company’s consolidated reported and audited figures in Euro for the consolidated financial statements prepared in accordance with the respective plan terms. Revenue Growth and Net Income Growth are determined at constant currency.

For allocations in fiscal year 2022, the target achievements of the performance targets Revenue Growth and Net Income Growth are calculated based on a Compound Annual Growth Rate ("CAGR") over the 3-year performance period. The basis for the first annual growth rate is 2021. Growth rates are calculated at constant currency. For ROIC, annual target values apply. For all three performance targets, the Management Board has defined target achievement corridors which will be used for the calculation of the respective target achievements.

The degree of target achievement for all three performance targets is weighted with 1/3 for the purpose of determining the overall target achievement at the end of the performance period. The relevant target achievement for Revenue Growth and Net Income Growth is determined based on the CAGR over the entire performance period. The relevant target achievement for the ROIC target is determined based on the average annual target achievement for the ROIC during the performance period (i.e., 1/3 weighting per performance year).

The number of performance shares allocated to plan participants at the beginning of the performance period is multiplied with the degree of overall target achievement to determine the final number of performance shares.

Under the LTIP 2022+, the final number of performance shares generally vests three years after the allocation date (three-year vesting period). The number of vested performance shares is then multiplied with the average share price of the Company during a period of 30 days prior to the end of this three-year vesting period. The resulting amount is capped at 400% of a participant’s grant value and will be paid out as cash compensation.

The first allocation under the LTIP 2022+ was made on July 25, 2022. Under the LTIP 2022+, 1,673,865 performance shares with a total fair value of €67,725 were allocated. At the time of allocation, the fair value per performance share allocated under the LTIP 2022+ was €40.46.

In addition, 220,311 performance shares with a total fair value of €11,584 were allocated on March 1, 2022, under the Management Board Long Term Incentive Plan 2020, to the members of the Management Board and to senior members of the Company's managerial staff who serve on the Company's Executive Committee ("Executive Committee"). Of this number, 160,668 performance shares with a total fair value of €8,460 relate to members of the Management Board and 59,643 performance shares with a total fair value of €3,124 relate to members of the Executive Committee. These amounts will be amortized over the three-year vesting period. The weighted average fair value per performance share at the allocation date was €52.58.